Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended
	Apr. 22, 2021	May 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Oct. 18, 2021	May 06, 2021
Related Party Transaction [Line Items]
Sponsor Transferred Shares					2,070,000
Share-Based Payment Arrangement, Expense		$ 79,821
Due from Related Parties, Current			$ 50,000
Administrative Fees Expense			$ 120,000	$ 26,129
Common Class B [Member]
Related Party Transaction [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001
Share Price		$ 1.45
Shares Issued, Fair Value		$ 79,821
Sponsor
Related Party Transaction [Line Items]
Debt Instrument, Periodic Payment				$ 10,000
Founder Shares | Common Class B [Member]
Related Party Transaction [Line Items]
Common Stock Shares Forfeited	2,875,000
Maximum Common Stock Shares Subject To Forfeiture	375,000
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues	25,000
Common Stock, Par or Stated Value Per Share	$ 0.009
Founder Shares | Sponsor | Director [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues		55,000
Founder Shares | Sponsor | Common Class B [Member]
Related Party Transaction [Line Items]
Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination, Stock Price Trigger	$ 12.00
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum Borrowing Capacity of Related Party Promissory Note						$ 300,000
Promissory Note with Related Party | Sponsor
Related Party Transaction [Line Items]
Maximum Borrowing Capacity of Related Party Promissory Note				300,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum Loans Convertible Into Warrants				$ 1,500,000
Class of Warrant or Right, Price of Warrants or Rights				$ 1.00
Office Space, Secretarial and Administrative Services
Related Party Transaction [Line Items]
Due from Related Parties, Current			$ 26,129	$ 0
Related Party Transaction Expense For Office Space, Secretarial And Administrative Services				90,000
Working Capital Loan
Related Party Transaction [Line Items]
Working Capital Loans Outstanding			$ 0	$ 90,000